Acquisition of Joint Venture - Additional Information (Detail) - RUB (₽)	Dec. 31, 2017	Mar. 22, 2017
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		82.00%
Flocktory Ltd (Cyprus) [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity held with acquiree	18.00%
Percentage of minority shareholders put option exercisable after one year from acquisition date	50.00%
Percentage of minority shareholders put option exercisable after one and half year from acquisition date	25.00%
Percentage of minority shareholders put option exercisable after two years from acquisition date	25.00%
Fair value of call option	₽ 0
Fair value of put option	0
Goodwill arising on acquisition	₽ 192,000,000